Other Current Liabilities and Accrued Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Dealer commissions and subsidies	$ 18,708	$ 17,883
Payroll and employee benefits	15,711	18,556
Value-added tax and other business taxes	15,283	17,137
Handset purchases	14,335	11,650
Interconnection and roaming charges payable	11,224	12,364
Income and withholding taxes	7,313	8,822
Interest payable	7,019	12,370
Warrant liability	6,625
Current portion of license obligation	6,507	10,300
Other	26,157	19,725
Other current liabilities and accrued expenses	$ 128,882	$ 128,807